Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ 54,587	$ 51,862	$ 30,400
Effects for the period	(88,375)	3,102	21,637
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(60,847)	(377)	(175)
Other comprehensive income (loss) before income taxes, ending balance	(94,635)	54,587	51,862
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(27,763)	(4,745)	(14,241)
Effects for the period	7,744	(23,018)	9,496
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,686
Income taxes related to components of other comprehensive income (loss), ending balance	(3,333)	(27,763)	(4,745)
Net balances	(97,968)	26,824	47,117
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	33,154	37,484	16,459
Effects for the period		(4,330)	21,025
Other comprehensive income (loss) before income taxes, ending balance		33,154	37,484
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(12,760)	(12,705)	(6,904)
Effects for the period		(55)	(5,801)
Income taxes related to components of other comprehensive income (loss), ending balance		(12,760)	(12,705)
Net balances		20,394	24,779
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(8,621)	(822)	5,559
Effects for the period	49,321	(7,799)	(6,381)
Other comprehensive income (loss) before income taxes, ending balance	40,700	(8,621)	(822)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(2,067)	(465)	(280)
Effects for the period	(18,804)	(1,602)	(185)
Income taxes related to components of other comprehensive income (loss), ending balance	(20,871)	(2,067)	(465)
Net balances	19,829	(10,688)	(1,287)
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	63,339	(17,383)	29,403
Effects for the period	(28,239)	80,722	(46,786)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(60,847)
Other comprehensive income (loss) before income taxes, ending balance	(25,747)	63,339	(17,383)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(15,168)	6,627	(7,746)
Effects for the period	17,331	(21,795)	14,373
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,686
Income taxes related to components of other comprehensive income (loss), ending balance	18,849	(15,168)	6,627
Net balances	(6,898)	48,171	(10,756)
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(26,829)	37,328	(19,119)
Effects for the period	51,032	(64,169)	56,487
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings		12	(40)
Other comprehensive income (loss) before income taxes, ending balance	24,203	(26,829)	37,328
Income taxes related to components of other comprehensive income (loss)
Net balances	24,203	(26,829)	37,328
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(8,116)	(6,484)	(3,236)
Effects for the period	2,969	(1,632)	(3,248)
Other comprehensive income (loss) before income taxes, ending balance	(5,147)	(8,116)	(6,484)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	2,232	1,798	689
Effects for the period	(238)	434	1,109
Income taxes related to components of other comprehensive income (loss), ending balance	1,994	2,232	1,798
Net balances	(3,153)	(5,884)	(4,686)
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,660	1,739	1,334
Effects for the period	(420)	310	540
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings		(389)	(135)
Other comprehensive income (loss) before income taxes, ending balance	1,240	1,660	1,739
Income taxes related to components of other comprehensive income (loss)
Net balances	1,240	1,660	$ 1,739
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	33,154
Effects for the period	(163,038)
Other comprehensive income (loss) before income taxes, ending balance	(129,884)	33,154
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(12,760)
Effects for the period	9,455
Income taxes related to components of other comprehensive income (loss), ending balance	(3,305)	$ (12,760)
Net balances	$ (133,189)